ACCOUNTING PRINCIPLES (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 14, 2017	Sep. 27, 2011	Dec. 28, 2009
Disclosure of initial application of standards or interpretations [line items]
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	$ 1,127,000,000	$ 1,559,000,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17		1,136,000,000
Right-of-use assets, as adjusted		$ 1,405,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000